May 01, 2017

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 30, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED BELOW AND IN SCHEDULE A

AND TO THE PROSPECTUSES OF THE FUNDS LISTED

IN SCHEDULE B

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF DECEMBER 1, 2017:

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

The contractual management fee schedule for the fund is reduced and the expense cap for Classes I and II shares is reduced.

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund”:

Shareholder fees
(fees paid directly from your investment)
	Class I	Class II
Maximum sales charge (load) imposed on purchases	N/A	N/A
Maximum deferred sales charge (load)	N/A	N/A

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management fees	0.70	0.70
Distribution and/or service (12b-1) fees	None	0.25
Other expenses	0.05	0.05
Acquired fund fees and expenses	0.02	0.02
Total annual fund operating expenses[1,2]	0.77	1.02

[1]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[2]	Total annual fund operating expenses have been restated to reflect current management fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class I (with or without redemption at end of period)	79	246	428	955
Class II (with redemption at end of period)	104	324	563	1,247

CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO

The contractual management fee schedule for the fund is reduced.

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund:

Shareholder fees
(fees paid directly from your investment)
	Class I	Class II
Maximum sales charge (load) imposed on purchases	N/A	N/A
Maximum deferred sales charge (load)	N/A	N/A

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management fees	0.70	0.70
Distribution and/or service (12b-1) fees	None	0.25
Other expenses	0.11	0.16
Total annual fund operating expenses[1]	0.81	1.11
Fees waived and/or expenses reimbursed[2]	(0.01)	(0.06)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.80	1.05

[1]	Total annual fund operating expenses have been restated to reflect current management fees.

[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual fund operating expenses will not exceed 0.80% for Class I shares and 1.05% for Class II shares, subject to recapture as described below. This arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limit described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class I (with or without redemption at end of period)	82	257	448	1,001
Class II (with redemption at end of period)	107	340	599	1,340

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

The contractual management fee rate schedule for the fund is reduced for assets over $1 billion and the expense cap for Classes I and II is reduced.

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund”:

Shareholder fees
(fees paid directly from your investment)
	Class I	Class II
Maximum sales charge (load) imposed on purchases	N/A	N/A
Maximum deferred sales charge (load)	N/A	N/A

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management fees	0.75	0.75
Distribution and/or service (12b-1) fees	None	0.25
Other expenses	0.10	0.09
Total annual fund operating expenses	0.85	1.09
Fees waived and/or expenses reimbursed[1]	—	—
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[2]	0.85	1.09

[1]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.85% for Class I shares and 1.10% for Class II shares, subject to recapture as described below. This arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limit described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses after waiving fees and/or reimbursing expenses have been restated to reflect current management fees and expense caps.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class I (with or without redemption at end of period)	87	271	471	1,048
Class II (with redemption at end of period)	111	346	601	1,329

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Dividend Strategy Portfolio	May 1, 2017
ClearBridge Variable Large Cap Growth Portfolio	May 1, 2017
ClearBridge Variable Mid Cap Portfolio	May 1, 2017

SCHEDULE B

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Dividend Strategy Portfolio	May 1, 2017
ClearBridge Variable Large Cap Growth Portfolio	May 1, 2017
ClearBridge Variable Mid Cap Portfolio	May 1, 2017